Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of lease costs and additional information
Lease costs

In millions	Year ended December 31,	2023	2022	2021
Finance lease cost
Amortization of right-of-use assets		$11	$11	$12
Interest on lease liabilities		—	—	1
Total finance lease cost		11	11	13
Operating lease cost		149	142	131
Short-term lease cost		39	40	26
Variable lease cost (1)		43	51	58
Total lease cost (2)		$242	$244	$228
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
Additional information

In millions	Year ended December 31,	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		148	135	129
Operating cash outflows from finance leases		—	—	1
Financing cash outflows from finance leases		2	7	68
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		91	142	135
Finance lease		30	7	6

Schedule of lease assets and liabilities
Classification

In millions	Classification	As at December 31,	2023	2022
Lease right-of-use assets
Finance leases	Properties		$416	$402
Operating leases	Operating lease right-of-use assets		424	470
Total lease right-of-use assets			$840	$872
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$31	$1
Operating leases	Accounts payable and other		117	125
Noncurrent
Finance leases	Long-term debt		7	9
Operating leases	Operating lease liabilities		298	341
Total lease liabilities			$453	$476

Terms and discount rates

As at December 31,	2023	2022
Weighted-average remaining lease term (years)
Finance leases	1.0	4.8
Operating leases	4.9	5.3
Weighted-average discount rate (%)
Finance leases	5.31	4.30
Operating leases	3.44	2.95

Schedule of finance lease maturities
Lease liabilities maturities

In millions	Finance leases	Operating leases (1)
2024	$31	$131
2025	2	111
2026	4	74
2027	1	48
2028	1	29
2029 & thereafter	—	58
Total lease payments	39	451
Less: Imputed interest	1	36
Present value of lease payments	$38	$415
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.

Schedule of operating lease maturities
Lease liabilities maturities

In millions	Finance leases	Operating leases (1)
2024	$31	$131
2025	2	111
2026	4	74
2027	1	48
2028	1	29
2029 & thereafter	—	58
Total lease payments	39	451
Less: Imputed interest	1	36
Present value of lease payments	$38	$415
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.